Other financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Financial Assets And Liabilities
Schedule of other financial assets and liabilities

		Current		Non-Current
	Notes	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Other financial assets
Restricted cash		-	-	13	4
Derivative financial instruments	21	53	271	15	544
Investments in equity securities		-	-	54	45
		53	271	82	593
Other financial liabilities
Derivative financial instruments	21	197	36	428	95
Other financial liabilities - Related parties	32(b)	291	290	-	-
Liabilities related to the concession grant	15(a)	467	591	1,887	3,278
Other financial liabilities		588	759	32	-
		1,543	1,676	2,347	3,373

Schedule of liabilities related to the concession grant

	Consolidated						Discount rate
	December 31, 2023	Renegotiation of concession contracts (a.i)	Revision to estimates and new provisions (a.ii) (a.iii)	Monetary and present value adjustments	Disbursements (a.i)	December 31, 2024	December 31, 2024	December 31, 2023	Remaining term of obligations
Payment obligation	1,130	827	25	(152)	(712)	1,118	7.32% - 11.04%	11.04%	33 years
Infrastructure investment	2,739	(571)	(113)	(428)	(391)	1,236	7.43% - 8.12%	5.17% - 5.54%	7 years
	3,869	256	(88)	(580)	(1,103)	2,354
Current liabilities	591					467
Non-current liabilities	3,278					1,887
Liabilities	3,869					2,354